Measurement components of insurance contracts and participating investment contracts (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 0	£ 0				£ 24
Liabilities arising from insurance contracts and participating investment contracts	(113,566)	(110,278)	[1]		£ (125,179)	(125,179)
Net liabilities	(113,566)	(110,278)				(125,155)
Present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	2	0				149
Liabilities arising from insurance contracts and participating investment contracts	(108,194)	(104,881)				(121,620)
Net liabilities	(108,192)	(104,881)				(121,471)
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0				(53)
Liabilities arising from insurance contracts and participating investment contracts	(1,208)	(1,187)				(1,617)
Net liabilities	(1,208)	(1,187)				(1,670)
Increase (decrease) in insurance liabilities, net of reinsurance	42	497		£ 146
Risk adjustment | Modified and recognised as new contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Increase (decrease) in insurance liabilities, net of reinsurance	0	453		98
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	(2)	0				(72)
Liabilities arising from insurance contracts and participating investment contracts	(4,164)	(4,210)				(1,942)
Net liabilities	(4,166)	(4,210)				£ (2,014)
Increase (decrease) in insurance liabilities, net of reinsurance	56	1,266		504
Contractual service margin | Modified and recognised as new contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Increase (decrease) in insurance liabilities, net of reinsurance	£ 0	£ 1,243		£ 487

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.